Transactions and balances with related parties	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Transactions and balances with related parties

18.	Transactions and balances with related parties

a.	Transactions with related parties, carried out in the ordinary course of business, were as follows:

	2 0 1 9		2 0 1 8	2 0 1 7

Holding company
Interest expense	$		$7,346	$5,325
Interest income		265,200	210,514	198,054

Management staff
Administrative services expenditures		23,548	23,494	25,603

Other related parties
Sales		249,560	20,375	3,632
Purchases		438,052	372,759	51,760
Direct short-term benefits (*)		106,631	90,600	82,447

(*) Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

b.	Balances receivable from and payable to related parties are as follows:

	December 31,
	2 0 1 9		2 0 1 8
Short term
Accounts receivable:
Compañía Laminadora Vista Hermosa, S.A. de C.V.	$		$360
Operadora Construalco, S.A. de C.V.		717	548
Operadora Industrial de Herramientas, S.A. de C.V.		38	912
Perfiles Comerciales Sigosa, S.A. de C.V.		2,250	1,597
Joist del Golfo, S.A. de C.V.		5,105	6,516
Others		5,815	5,798
		$13,925	$15,731
These balances correspond to accounts receivable for services and / or sales of specific finished products for their activity. December 31,
		2 0 1 9	2 0 1 8
Loans to related parties:
Compañia Laminadora Vista Hermosa, S.A. de C.V.	$		$183,171
Operadora Compañia Mexicana de Tubos, S.A. de C.V.			38,232
Compañia Manufacturera de Tubos, S.A. de C.V.			44,472
	$		$265,875
Total short term		$13,925	$281,606

Loans granted to related parties

In 2018 loans were granted to Compañia Laminadora Vista Hermosa, S.A. de C.V. for USD 9,272,000 (as of December 31, 2018 this amounts, when translated to pesos, to $ 182,256 plus interest of $ 915 for a balance of $ 183,171), to Operadora Compañía Mexicana de Tubos, S.A. de C.V. for USD 1,900,000 (as of December 31, 2018 this amounts, when translated to pesos, to $ 37,347 plus interest of $ 885 for a balance of $ 38,232) and to Compañía Manufacturera de Tubos, S.A. de C.V. for USD 2,209,600 (as of December 31, 2018 this amounts, when translated to pesos, to $ 43,433 plus interest of $ 1,039, for a balance of $ 44,472). The agreed interest rate for these loans is the equivalent of the LIBOR rate plus 1 percentage point, which will be payable upon settlement of these loans. These loans and interest were paid off in the month of May 2019, according to agreements between the parties.

December 31,

	December 31,
	2 0 1 9	2 0 1 8
Long term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$780,989	$730,278
Perfiles Comerciales Sigosa, S.A. de C.V.	142,268	579,047
Proyectos Comerciales el Ninzi, S.A. de C.V.		376,790
	$923,257	$1,686,115
Total, long term	$1,571,538	$2,334,396

The account receivable with Industrias CH, S.A.B. de C.V. corresponds mainly to ISR balances to be recovered, due to the fact that some companies consolidated ISR for tax purposes until 2013 with this company.

At December 31, 2019, loans denominated in both USD and pesos, were outstanding from Industrias CH, S.A.B. de C.V.

The USD loan was for USD 25,400,000 when translated to pesos, to $479,368 plus interest of $61,978, plus VAT of $9,273 for a balance of $550,619 (as of December 31, 2018 this amounts, when translated to pesos, to $499,278 plus interest of $19,653, for a balance of $518,931); the agreed interest rate 2019 for this loan is the equivalent of the Interbank interest rate plus 1 percentage point.

The loan in pesos for $186,752 plus interest of $37,602 plus the IVA of $6,016 for a balance of $230,370 (as of December 31, 2018 this amount, when to $186,752 plus interest of $21,881, plus VAT of $2,714 for a balance of $211,347). These granted loans in USD and pesos including interest amount to $780,989 as of December 31, 2019. (2018 730,278)

At December 31, 2018, there was a loan receivable from Perfiles Comerciales Sigosa, S.A. de C.V., including interests of $ 579,047, during 2019 payments of $ 428,367 were received, resulting in a balance pending collection of $ 142,268, as of December 31, 2019.

In 2018, we had loans and collection interests with Proyectos Comerciales el Ninzi, S.A. de C.V., which were liquidated in 2019.

	December 31,
	2 0 1 9	2 0 1 8
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$1,853	$1,854
Industrias CH, S.A.B. de C.V.	208,223	205,879
Perfiles Comeciales Sigosa, S.A. de C.V.	3,632
Holding Protel, S.A. de C.V.	251
Compañia Laminadora Vista Hermosa, S.A. de C.V.	1,904
Operadora Perfiles Sigosa, S.A. de C.V.	5,850	112,587
Operadora Pytsa Industrial, S.A. de C.V.	8,233	5,185
Tuberias Procarsa, S.A. de C.V.		1,942
Compañia Manufacturera de Tubos, S.A. de C.V.	9,631	6,220
Others	1,949	924
	$241,526	$334,591

The other accounts payable correspond to services and / or purchases of finished products according to their activity.